Government Grants - Summary of Changes in Government Grants for Specific Business Projects (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Beginning balance	₩ 561,443	₩ 538,977
Ending balance	₩ 552,016	₩ 561,443
Government Grants For Specific Business Projects 1 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, Industry and Resources	Ministry of Trade, Industry and Resources
Business Name	Electricity supply business in rural areas	Temporary electricity bill support for small business owners
Description	Electricity supply business in rural areas (Support for Losses in Local Government Operations, 2024)	Temporary electricity bill support for small business owners
Period	2024.01.01 ~ 2024.12.31	2021.04.01 ~ 2022.06.30
Budget	₩ 161,429	₩ 211,235
Beginning balance	0	1,069
Received	18,828	0
Interest		0
Used	(18,828)	(791)
Return	0	(278)
Others	0	0
Ending balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 2 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Employment and Labor	Ministry of Employment and Labor
Business Name	Support for the installation of workplace daycare centers	Support for the installation of workplace daycare centers
Description	Support for the installation of workplace daycare centers (2021)	Support for the installation of workplace daycare centers
Period	2023.01.01 ~ 2023.12.31	2023.01.01 ~ 2023.12.31
Budget	₩ 1,491	₩ 1,491
Beginning balance	1	0
Received	0	0
Interest		1
Used	0	0
Return	0	0
Others	0	0
Ending balance	₩ 1	₩ 1
Government Grants For Specific Business Projects 3 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Climate, Energy and Environment	Ministry of Trade, Industry and Resources
Business Name	Electricity supply business in rural areas	Support for underground power line installation
Description	Electricity supply business in rural areas (Government Fiscal Loans, 2025)	Daebul Industrial Complex Underground Power Line Project (Phase 1) (Subsidy)
Period	2025.01.01 ~ 2026.12.31	2023.12.01 ~ 2025.12.31
Budget	₩ 122	₩ 3,492
Beginning balance	0	0
Received	111	3,492
Interest		0
Used	(111)	(3,492)
Return	0	0
Others	0	0
Ending balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 4 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Oceans and Fisheries	Ministry of Trade, Industry and Resources
Business Name	Temporary Electricity Cost Support Program for Aquaculture Farmers	Construction of the Integrated Control System for Renewable Energy in Transmission Area
Description	Temporary Electricity Cost Support Program for Aquaculture Farmers (2024)	Construction of the Integrated Control System for Renewable Energy in Transmission Area
Period	2024.02.13 ~ 2026.03.31	2023.01.01 ~ 2023.12.31
Budget	₩ 5,601	₩ 490
Beginning balance	0	0
Received	195	213
Interest		0
Used	(196)	(213)
Return	0	0
Others	32	0
Ending balance	₩ 31	₩ 0
Government Grants For Specific Business Projects 5 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Employment and Labor	Ministry of Trade, Industry and Resources
Business Name	Support for the installation of workplace daycare centers	Construction of the Integrated Control System for Renewable Energy in Power Distribution Sector
Description	Support for the installation of workplace daycare centers (2025)	Construction of the Integrated Control System for Renewable Energy in Power Distribution Sector
Period	2025.01.01 ~ 2025.07.09	2023.01.01 ~ 2023.12.31
Budget	₩ 80	₩ 2,510
Beginning balance	0	2
Received	80	203
Interest		0
Used	(80)	(205)
Return	0	0
Others	0	0
Ending balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 6 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of SMEs and startup	Ministry of SMEs and Startup
Business Name	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners
Description	Temporary electricity bill support for small business owners (2024)	Temporary electricity bill support for small business owners (2024)
Period	2024.02.15 ~ 2024.12.31	2024.02.15 ~ 2024.12.31
Budget	₩ 178,753	₩ 178,753
Beginning balance	28,074	0
Received	19,058	156,058
Interest		0
Used	(41,772)	(127,984)
Return	0	0
Others	0	0
Ending balance	₩ 5,360	₩ 28,074
Government Grants For Specific Business Projects 7 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Climate, Energy and Environment	Ministry of Trade, Industry and Resources
Business Name	Electricity supply business in rural areas	Electricity supply business in rural areas
Description	Electricity supply business in rural areas (Capital Expenditure for Rural Electrification Support and New Connections, 2025)	Electricity supply business in rural areas (Support for Losses in Local Government Operations)
Period	2025.01.01 ~ 2026.12.31	2024.01.01 ~ 2024.12.31
Budget	₩ 20,987	₩ 161,429
Beginning balance	0	0
Received	9,789	170,276
Interest		0
Used	(9,789)	(170,276)
Return	0	0
Others	0	0
Ending balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 8 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Climate, Energy and Environment	Ministry of Trade, Industry and Resources
Business Name	Electricity supply business in rural areas	Renewable Energy Generation Difference Support
Description	Electricity supply business in rural areas (Support for self-generation Facilities, 2025)	Renewable Energy Generation Difference Support (2024)
Period	2025.01.01 ~ 2026.12.31	2024.01.01 ~ 2024.12.31
Budget	₩ 93,925	₩ 52,170
Beginning balance	0	0
Received	86,747	51,413
Interest		0
Used	(86,747)	(51,413)
Return	0	0
Others	0	0
Ending balance	₩ 0	₩ 0
Government Grants For Specific Business Projects 9 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Climate, Energy and Environment	Ministry of Trade, Industry and Resources
Business Name	Renewable Energy Generation Difference Support	Operating expenses for regional projects around the power plant
Description	Renewable Energy Generation Difference Support (2025)	Operating expenses for regional projects around the power plant (2024)
Period	2025.01.01 ~ 2025.12.31	2024.01.02 ~ 2024.12.31
Budget	₩ 30,913	₩ 428
Beginning balance	0	0
Received	29,901	61
Interest		0
Used	(29,901)	(61)
Return	0	0
Others	0	0
Ending balance	₩ 0	0
Government Grants For Specific Business Projects 10 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Climate, Energy and Environment
Business Name	Operating expenses for regional projects around the power plant
Description	Operating expenses for regional projects around the power plant (2025)
Period	2025.01.01 ~ 2025.12.31
Budget	₩ 436
Beginning balance	0
Received	61
Used	(61)
Return	0
Others	0
Ending balance	₩ 0	0
Government Grants For Specific Business Projects 11 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Climate, Energy and Environment
Business Name	Official Development Assistance (ODA)
Description	Energy Industry Cooperation: Improving Efficiency through the Utilization of Distribution Automation Systems (DAS) in the Dominican Republic
Period	2025.01.01 ~ 2026.12.31
Budget	₩ 6,752
Beginning balance	0
Received	788
Used	(788)
Return	0
Others	0
Ending balance	₩ 0	0
Government Grants For Specific Business Projects 12 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Climate, Energy and Environment
Business Name	Official Development Assistance (ODA)
Description	Energy Industry Cooperation: Support for Modernizing Grid Operations based on Distribution Automation Systems (DAS) in the Central-Southern Region of Honduras
Period	2025.01.01 ~ 2026.12.31
Budget	₩ 10,468
Beginning balance	0
Received	222
Used	(222)
Return	0
Others	0
Ending balance	₩ 0	0
Government Grants For Specific Business Projects 13 [Member]
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Saemangeum Development and Investment Agency
Business Name	Construction of Power Infrastructure for the Saemangeum Secondary Battery Specialized Complex
Description	Construction of Power Infrastructure for the Saemangeum Secondary Battery Specialized Complex
Period	2025.01.01 ~ 2026.12.31
Budget	₩ 6,542
Beginning balance	0
Received	1,730
Used	(1,730)
Return	0
Others	0
Ending balance	₩ 0	₩ 0